Inventory - Summary of Inventory (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 507,326	$ 539,271
Components and assemblies	1,403,873	2,470,762
Finished goods – at cost	89,609	155,899
Total Inventory	$ 2,000,808	$ 3,165,932